ACQUISITION DEPOSIT	6 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION DEPOSIT

NOTE 7— ACQUISITION DEPOSIT

On July 6, 2021, the Company entered into a consulting agreement with a New York based consulting firm (“the consulting firm”), pursuant to which, the consulting firm will help the Company to (i) identify appropriate business partner candidates in New York or California in order to jointly establish a research and development center in the United States for future new product development; (ii) find opportunities to establish business relationship with U.S based companies with OEM demand and utilize the Company’s manufacturing strength and capability to manufacture healthcare ingredient products for U.S companies under the OEM arrangement and (iii) help the Company to purchase or lease appropriate commercial facilities in the U.S., etc. The consulting firm will be compensated with $30,000 in exchange for performing these designated consulting services. Given the fact that the Company lacks of credit history in the U.S, the Company is required to make a deposit of $1.5 million to the consulting firm. As of September 30, 2021, the Company has made deposit of $1 million to the consulting firm and recorded it as acquisition deposit on the balance sheets. No additional deposit was ever made during the six months ended March 31, 2022.

Due to recent COVID-19 resurgence in Xi’an City and government mandatory quarantine and city lockdown, on January 20, 2022, the Company and the consulting firm signed a supplemental agreement to lower down the required deposit from original $1.5 million to $1 million. As a result, the Company does not have further obligation to make additional deposit to the consulting firm.

As of March 31, 2022, the consulting firm has delivered a potential acquisition target to the Company, which is a small R&D firm developing anti-aging formulas. The consulting firm is now helping the Company to perform due diligence work and the Company is now negotiating the detailed terms with this acquisition target. The intended acquisition is expected to be completed around March 2023. The Company may, at its discretion, terminate the consulting agreement and request for full refund of the deposit anytime if the due diligence work fails or the final acquisition terms not reached by both parties.